RELATED PARTY TRANSACTIONS - Loans to Affiliates (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2007
Related Party Transaction [Line Items]
Total Loans to Affiliates	$ 0	$ 1,230	$ 1,234	$ 1,235	$ 1,246
AXA | 2007 Senior Unsecured Note, 5.7%, due 2020
Related Party Transaction [Line Items]
Total Loans to Affiliates		700			700
AXA | 2008 Senior Unsecured Note, 5.4%, due 2020
Related Party Transaction [Line Items]
Total Loans to Affiliates		200			201	$ 650
AXA -IM Holding U. S. Inc. | Unsecured Loan, due 2025
Related Party Transaction [Line Items]
Total Loans to Affiliates		185			185
Colisee Re. | Unsecured Loan, 4.75%, due 2028
Related Party Transaction [Line Items]
Total Loans to Affiliates		145			145
AXA Technology Services SAS | Unsecured Loan, 2.0%, due 2017
Related Party Transaction [Line Items]
Total Loans to Affiliates		0			10
AXA Technology Services Mexico SA | Unsecured Loan, 2.0%, due 2017
Related Party Transaction [Line Items]
Total Loans to Affiliates		0			2
PT AXA Technology Services Asia Indonesia | Unsecured Loan, 6.0%, due 2028
Related Party Transaction [Line Items]
Total Loans to Affiliates		$ 0			$ 3